Fees Summary	Jan. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 220,518,842.04
Previously Paid Amount	0.00
Total Fee Amount	30,453.65
Total Offset Amount	0.00
Net Fee	$ 30,453.65